ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income		€ 129,436	€ 94,160
Amounts due to re-insurers		23,391	24,670
Income and other taxes payable		165,153	163,437
Accounts payable		349,991	439,597
Payroll related accruals		52,192	68,972
Private equity: liabilities of investee entities		134,028	142,429
Unsettled transactions on debt securities		1,065	781,154
Accrued interest and commissions		357,546	386,452
Deferred tax liability (Note 39)		139,046	162,404
Amounts due to third-parties under collection agreements		28,277	85,288
Pension liability		299,933	403,928
Dividends payable		30,923	19,010
Amounts due to government agencies		145,379	289,957
European Re-development Fund		27,612	30,039
Liabilities relating to deposit administration funds (DAF)		232,337	187,371
Checks and credit card transactions under settlement		676,610	527,110
Other		534,125	373,012
Total	$ 4,782,984	€ 3,327,044	€ 4,178,990